Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2010-3

00000000000
Collection Period	1/1/12-1/31/12
Determination Date	2/9/2012
Distribution Date	2/15/2012

Pool Balance

1. Pool Balance on the close of the last day of the preceding Collection Period	$401,696,570.29
2. Collections allocable to Principal	$13,095,059.39
3. Purchase Amount allocable to Principal	$0.00
4. Defaulted Receivables	$575,224.04

5. Pool Balance on the close of the last day of the related Collection Period (Ln1 - Ln2 - Ln3 - Ln4)	$388,026,286.86

6. Total number of Receivables outstanding on the close of the last day of the related Collection Period	31,360

7. Initial Pool Balance	$650,000,011.40

	Beginning	End
8. Note Balances	of Period	of Period
a. Class A-1 Note Balance	$0.00	$0.00
b. Class A-2 Note Balance	$77,671,121.74	$64,205,892.56
c. Class A-3 Note Balance	$167,000,000.00	$167,000,000.00
d. Class A-4 Note Balance	$108,750,000.00	$108,750,000.00
e. Class B Note Balance	$16,900,000.00	$16,900,000.00
f. Class C Note Balance	$17,225,000.00	$17,225,000.00
g. Class D Note Balance	$8,125,000.00	$8,125,000.00

h. Note Balance (sum a - g)	$395,671,121.74	$382,205,892.56

9. Pool Factors
a. Class A-1 Note Pool Factor	0.0000000	0.0000000
b. Class A-2 Note Pool Factor	0.3845105	0.3178510
c. Class A-3 Note Pool Factor	1.0000000	1.0000000
d. Class A-4 Note Pool Factor	1.0000000	1.0000000
e. Class B Note Pool Factor	1.0000000	1.0000000
f. Class C Note Pool Factor	1.0000000	1.0000000
g. Class D Note Pool Factor	1.0000000	1.0000000

h. Note Pool Factor	0.6087248	0.5880091

10. Overcollateralization Target Amount		$5,820,394.30
11. Current overcollateralization amount (Pool Balance - Note Balance)		$5,820,394.30
12. Weighted Average Coupon		% 9.00%
13. Weighted Average Original Term		months 65.43
14. Weighted Average Remaining Term		months 45.93

Collections

15. Finance Charges:
a. Collections allocable to Finance Charge		$3,174,953.89
b. Liquidation Proceeds allocable to Finance Charge		$1,194.70
c. Purchase Amount allocable to Finance Charge		$0.00

d. Available Finance Charge Collections (sum a - c)		$3,176,148.59

16. Principal:
a. Collections allocable to Principal		$13,095,059.39
b. Liquidation Proceeds allocable to Principal		$351,700.32
c. Purchase Amount allocable to Principal		$0.00

d. Available Principal Collections (sum a - c)		$13,446,759.71

17. Total Finance Charge and Principal Collections (15d+16d)		$16,622,908.30
18. Interest Income from Collection Account		$843.33
19. Simple Interest Advances		$0.00

20. Available Collections (Ln17+18+19)		$16,623,751.63

Available Funds

21. Available Collections	$16,623,751.63
22. Reserve Account Draw Amount	$0.00

23. Available Funds	$16,623,751.63

Application of Available Funds

24. Servicing Fee
a. Monthly Servicing Fee	$334,747.14
b. Amount Unpaid from Prior Months	$0.00
c. Amount Paid	$334,747.14

d. Shortfall Amount (a + b - c)	$0.00

25. Unreimbursed Servicer Advances	$0.00

26. Backup Servicing Fees and Unpaid Transition Expenses
a. Monthly Servicing Fee	$2,510.60
b. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
c. Other Unpaid Backup Servicing Fees	$0.00
d. Amount Paid	$2,510.60

e. Shortfall Amount (a + b + c - d)	$0.00

27. Class A Noteholder Interest Amounts
a. Class A-1 Monthly Interest	$0.00
b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

d. Total Class A-1 Note Interest (sum a - c)	$0.00

e. Class A-2 Monthly Interest	$48,544.45
f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

h. Total Class A-2 Note Interest (sum e - g)	$48,544.45

i. Class A-3 Monthly Interest	$137,775.00
j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

l. Total Class A-3 Note Interest (sum i - k)	$137,775.00

m. Class A-4 Monthly Interest	$127,781.25
n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

p. Total Class A-4 Note Interest (sum m - o)	$127,781.25

28. Priority Principal Distributable Amount	$0.00

29. Class B Noteholder Interest Amount
a. Class B Monthly Interest	$28,166.67
b. Additional Note Interest related to Class B Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

d. Total Class B Note Interest (sum a - c)	$28,166.67

30. Secondary Principal Distributable Amount	$0.00

31. Class C Noteholder Interest Amount
a. Class C Monthly Interest	$37,177.29
b. Additional Note Interest related to Class C Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

d. Total Class C Note Interest (sum a - c)	$37,177.29

32. Tertiary Principal Distributable Amount	$0.00

33. Class D Noteholder Interest Amount
a. Class D Monthly Interest	$24,239.58
b. Additional Note Interest related to Class D Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

d. Total Class D Note Interest (sum a - c)	$24,239.58

34. Quaternary Principal Distributable Amount	$7,644,834.88

35. Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$8,385,776.86

36. Reserve Account Deficiency	$0.00

37. Regular Principal Distributable Amount	$5,820,394.30

38. Remaining Unpaid Servicer Transition Expenses, if any	$0.00

39. Additional Servicing Fees, if any	$0.00

40. Remaining Unpaid Backup Servicer Indemnity Amounts, if any	$0.00

Collection Account Activity

41. Deposits
a. Total Daily Deposits of Finance Charge Collections	$3,176,148.59
b. Total Daily Deposits of Principal Collections	$13,446,759.71
c. Withdrawal from Reserve Account	$0.00
d. Interest Income	$843.33

e. Total Deposits to Collection Account (sum a - d)	$16,623,751.63

42. Withdrawals
a. Servicing Fee and Unreimbursed Servicer Advances	$334,747.14
b. Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,510.60
c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$13,868,913.42
d. Deposit to Reserve Account	$0.00
e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,417,580.47

f. Total Withdrawals from Collection Account (sum a - e)	$16,623,751.63

Note Payment Account Activity

43. Deposits
a. Class A-1 Interest Distribution	$0.00
b. Class A-2 Interest Distribution	$48,544.45
c. Class A-3 Interest Distribution	$137,775.00
d. Class A-4 Interest Distribution	$127,781.25
e. Class B Interest Distribution	$28,166.67
f. Class C Interest Distribution	$37,177.29
g. Class D Interest Distribution	$24,239.58

h. Class A-1 Principal Distribution	$0.00
i. Class A-2 Principal Distribution	$13,465,229.18
j. Class A-3 Principal Distribution	$0.00
k. Class A-4 Principal Distribution	$0.00
l. Class B Principal Distribution	$0.00
m. Class C Principal Distribution	$0.00
n. Class D Principal Distribution	$0.00

o. Total Deposits to Note Payment Account (sum a - n)	$13,868,913.42

44. Withdrawals
a. Class A-1 Distribution	$0.00
b. Class A-2 Distribution	$13,513,773.63
c. Class A-3 Distribution	$137,775.00
d. Class A-4 Distribution	$127,781.25
e. Class B Distribution	$28,166.67
f. Class C Distribution	$37,177.29
g. Class D Distribution	$24,239.58

h. Total Withdrawals from Note Payment Account (sum a - g)	$13,868,913.42

Certificate Payment Account Activity

45. Deposits
a. Excess Collections	$2,417,580.47
b. Reserve Account surplus (Ln 55)	$99.50

c. Total Deposits to Certificate Payment Account (sum a - b)	$2,417,679.97

46. Withdrawals
a. Certificateholder Distribution	$2,417,679.97

b. Total Withdrawals from Certificate Payment Account	$2,417,679.97

Required Reserve Account Amount

47. Lesser of: (a or b)
a. $1,625,000.00	$1,625,000.00
b. Note Balance	$382,205,892.56

48. Required Reserve Account Amount	$1,625,000.00

Reserve Account Reconciliation

49. Beginning Balance (as of end of preceding Distribution Date)	$1,625,000.00
50. Investment Earnings	$99.50
51. Reserve Account Draw Amount	$0.00

52. Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$1,625,099.50
53. Deposit from Available Funds (Ln 42d)	$0.00
54. If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55. Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$99.50

56. Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$1,625,000.00
57. Reserve Account Deficiency (Ln48 - Ln56)	$0.00

Instructions to the Trustee

58. Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59. Amount to be paid to Servicer from the Collection Account	$334,747.14
60. Amount to be paid to Backup Servicer from the Collection Account	$2,510.60
61. Amount to be deposited from the Collection Account into the Note Payment Account	$13,868,913.42
62. Amount to be deposited from the Collection Account into the Certificate Payment Account	$2,417,580.47
63. Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64. Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$99.50
65. Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66. Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$13,513,773.63
67. Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$137,775.00
68. Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$127,781.25
69. Amount to be paid to Class B Noteholders from the Note Payment Account	$28,166.67
70. Amount to be paid to Class C Noteholders from the Note Payment Account	$37,177.29
71. Amount to be paid to Class D Noteholders from the Note Payment Account	$24,239.58
72. Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$2,417,679.97

Net Loss and Delinquency Activity

73. Net Losses with respect to preceding Collection Period	$222,329.02
74. Cumulative Net Losses	$3,774,941.27
75. Cumulative Net Loss Percentage	0.5808%

	Number of	Principal
76. Delinquency Analysis	Loans	Balance

a. 31 to 60 days past due	604	$7,062,996.49
b. 61 to 90 days past due	193	$2,336,582.51
c. 91 or more days past due	77	$870,365.51

d. Total Past Due (sum a-c)	874	10,269,944.51

Servicer Covenant

77. CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$2,626,771,000.00
78. Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on February 09, 2012.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:	/s/ Thomas W. Reedy
Name:	Thomas W. Reedy
Title:	Sr. Vice President, Chief Financial Officer & Treasurer